AST LARGE-CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 95.5%
Aerospace & Defense — 2.7%
Curtiss-Wright Corp.	1,200	$394,428
General Dynamics Corp.	2,700	815,940
General Electric Co.	1,100	207,438
Howmet Aerospace, Inc.	42,714	4,282,079
L3Harris Technologies, Inc.	5,700	1,355,859
Lockheed Martin Corp.	3,200	1,870,592
Northrop Grumman Corp.	5,521	2,915,474
RTX Corp.	6,600	799,656
		12,641,466
Air Freight & Logistics — 0.2%
FedEx Corp.	3,336	912,997
Automobiles — 1.4%
Ford Motor Co.	124,503	1,314,752
General Motors Co.	34,300	1,538,012
Tesla, Inc.*	13,855	3,624,883
		6,477,647
Banks — 2.9%
Bank of America Corp.	36,369	1,443,122
Citizens Financial Group, Inc.	12,500	513,375
Huntington Bancshares, Inc.	7,200	105,840
JPMorgan Chase & Co.	21,876	4,612,773
Popular, Inc. (Puerto Rico)	1,300	130,351
Truist Financial Corp.	15,600	667,212
U.S. Bancorp	36,847	1,685,013
Wells Fargo & Co.	73,928	4,176,193
		13,333,879
Beverages — 1.1%
Coca-Cola Co. (The)	20,036	1,439,787
Diageo PLC (United Kingdom)	25,372	886,241
Keurig Dr. Pepper, Inc.	30,800	1,154,384
PepsiCo, Inc.	4,372	743,459
Pernod Ricard SA (France)	4,831	730,894
		4,954,765
Biotechnology — 2.9%
AbbVie, Inc.	21,499	4,245,622
Amgen, Inc.	600	193,326
Biogen, Inc.*	9,893	1,917,659
Gilead Sciences, Inc.	600	50,304
Regeneron Pharmaceuticals, Inc.*	3,023	3,177,899
Travere Therapeutics, Inc.*	5,000	69,950
Vertex Pharmaceuticals, Inc.*	7,624	3,545,770
		13,200,530
Broadline Retail — 3.8%
Amazon.com, Inc.*	93,297	17,384,030
eBay, Inc.	1,500	97,665
		17,481,695
Building Products — 1.3%
Allegion PLC	7,429	1,082,702
Carrier Global Corp.	17,863	1,437,793
Johnson Controls International PLC	13,572	1,053,323
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Resideo Technologies, Inc.*	22,000	$443,080
Trane Technologies PLC	5,335	2,073,875
		6,090,773
Capital Markets — 2.4%
Ameriprise Financial, Inc.	4,461	2,095,822
Bank of New York Mellon Corp. (The)	15,927	1,144,514
BGC Group, Inc. (Class A Stock)	33,300	305,694
CME Group, Inc.	6,473	1,428,268
Goldman Sachs Group, Inc. (The)	6,028	2,984,523
Janus Henderson Group PLC	6,400	243,648
Morgan Stanley	14,938	1,557,137
Raymond James Financial, Inc.	3,700	453,102
S&P Global, Inc.	1,700	878,254
T. Rowe Price Group, Inc.	1,100	119,823
		11,210,785
Chemicals — 0.8%
DuPont de Nemours, Inc.	11,731	1,045,350
International Flavors & Fragrances, Inc.	4,200	440,706
Linde PLC	2,749	1,310,888
PPG Industries, Inc.	3,300	437,118
Sherwin-Williams Co. (The)	800	305,336
		3,539,398
Commercial Services & Supplies — 0.4%
Veralto Corp.	9,000	1,006,740
Waste Management, Inc.	3,724	773,102
		1,779,842
Communications Equipment — 0.8%
Arista Networks, Inc.*	5,100	1,957,482
Cisco Systems, Inc.	30,376	1,616,611
		3,574,093
Construction Materials — 0.9%
CRH PLC	3,800	352,412
Summit Materials, Inc. (Class A Stock)*	24,381	951,590
Vulcan Materials Co.	11,002	2,755,231
		4,059,233
Consumer Finance — 0.7%
American Express Co.	11,451	3,105,511
LendingClub Corp.*	6,900	78,867
Synchrony Financial	3,600	179,568
		3,363,946
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	2,147	1,903,358
Dollar Tree, Inc.*	700	49,224
Target Corp.	7,353	1,146,039
United Natural Foods, Inc.*	23,300	391,906
Walmart, Inc.	1,300	104,975
		3,595,502
Containers & Packaging — 0.0%
Avery Dennison Corp.	600	132,456
A1

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.1%
Frontdoor, Inc.*	7,600	$364,724
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	79,777	1,755,094
Verizon Communications, Inc.	28,516	1,280,654
		3,035,748
Electric Utilities — 2.7%
Alliant Energy Corp.	5,647	342,716
NextEra Energy, Inc.	25,503	2,155,769
NRG Energy, Inc.	16,800	1,530,480
PG&E Corp.	125,612	2,483,349
Portland General Electric Co.	3,800	182,020
Southern Co. (The)	31,066	2,801,532
TXNM Energy, Inc.	1,300	56,901
Xcel Energy, Inc.	41,637	2,718,896
		12,271,663
Electrical Equipment — 1.7%
Acuity Brands, Inc.	900	247,851
AMETEK, Inc.	5,946	1,020,988
Eaton Corp. PLC	16,607	5,504,224
EnerSys	3,800	387,790
Hubbell, Inc.	1,089	466,473
Vertiv Holdings Co. (Class A Stock)	4,000	397,960
		8,025,286
Electronic Equipment, Instruments & Components — 0.4%
TD SYNNEX Corp.	2,400	288,192
TE Connectivity PLC (Ireland)	10,937	1,651,378
		1,939,570
Energy Equipment & Services — 0.7%
Baker Hughes Co.	90,150	3,258,923
Entertainment — 1.0%
Electronic Arts, Inc.	13,101	1,879,207
Netflix, Inc.*	3,000	2,127,810
Walt Disney Co. (The)	4,400	423,236
Warner Bros Discovery, Inc.*	25,900	213,675
		4,643,928
Financial Services — 3.9%
Berkshire Hathaway, Inc. (Class B Stock)*	2,626	1,208,643
Block, Inc.*	11,119	746,418
Corpay, Inc.*	2,539	794,098
Fidelity National Information Services, Inc.	6,700	561,125
Fiserv, Inc.*	11,813	2,122,205
Mastercard, Inc. (Class A Stock)	15,079	7,446,010
PayPal Holdings, Inc.*	15,500	1,209,465
Visa, Inc. (Class A Stock)	13,543	3,723,648
		17,811,612
Food Products — 0.7%
Archer-Daniels-Midland Co.	6,577	392,910
Hain Celestial Group, Inc. (The)*	8,700	75,081
Ingredion, Inc.	1,200	164,916
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	35,427	$2,609,907
Vital Farms, Inc.*	4,300	150,801
		3,393,615
Ground Transportation — 1.7%
Canadian Pacific Kansas City Ltd. (Canada)(a)	6,437	550,621
CSX Corp.	121,502	4,195,464
J.B. Hunt Transport Services, Inc.	2,456	423,243
Uber Technologies, Inc.*	25,800	1,939,128
Union Pacific Corp.	3,700	911,976
		8,020,432
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	24,929	2,842,155
Becton, Dickinson & Co.	11,037	2,661,021
Boston Scientific Corp.*	7,700	645,260
Medtronic PLC	41,291	3,717,429
STERIS PLC	4,141	1,004,358
Stryker Corp.	6,498	2,347,467
Zimmer Biomet Holdings, Inc.	1,100	118,745
		13,336,435
Health Care Providers & Services — 2.0%
Centene Corp.*	8,500	639,880
Cigna Group (The)	6,579	2,279,229
Elevance Health, Inc.	1,712	890,240
Labcorp Holdings, Inc.	2,800	625,744
Quest Diagnostics, Inc.	5,400	838,350
UnitedHealth Group, Inc.	6,776	3,961,791
		9,235,234
Health Care REITs — 0.1%
Ventas, Inc.(a)	6,500	416,845
Hotels, Restaurants & Leisure — 1.2%
Chipotle Mexican Grill, Inc.*	23,212	1,337,475
Darden Restaurants, Inc.	1,900	311,847
Dave & Buster’s Entertainment, Inc.*(a)	10,800	367,740
Marriott International, Inc. (Class A Stock)	5,268	1,309,625
McDonald’s Corp.	7,161	2,180,596
		5,507,283
Household Products — 1.1%
Colgate-Palmolive Co.	27,765	2,882,285
Energizer Holdings, Inc.	11,500	365,240
Kimberly-Clark Corp.	2,200	313,016
Procter & Gamble Co. (The)	8,161	1,413,485
		4,974,026
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	19,311	387,379
Industrial Conglomerates — 0.8%
3M Co.	15,950	2,180,365

A2

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	6,765	$1,398,393
		3,578,758
Industrial REITs — 0.4%
Prologis, Inc.	13,704	1,730,541
Insurance — 2.5%
Allstate Corp. (The)	8,400	1,593,060
Aon PLC (Class A Stock)	3,889	1,345,555
Assurant, Inc.	5,100	1,014,186
Chubb Ltd.	5,114	1,474,826
Fidelity National Financial, Inc.	1,400	86,884
Marsh & McLennan Cos., Inc.	300	66,927
MetLife, Inc.	18,400	1,517,632
Progressive Corp. (The)	8,400	2,131,584
Travelers Cos., Inc. (The)	5,842	1,367,729
Willis Towers Watson PLC	3,790	1,116,269
		11,714,652
Interactive Media & Services — 5.8%
Alphabet, Inc. (Class A Stock)	85,968	14,257,793
Alphabet, Inc. (Class C Stock)	21,130	3,532,725
Meta Platforms, Inc. (Class A Stock)	15,860	9,078,898
		26,869,416
IT Services — 0.3%
Cognizant Technology Solutions Corp. (Class A Stock)	9,000	694,620
International Business Machines Corp.	3,800	840,104
		1,534,724
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	9,869	1,465,349
Danaher Corp.	4,200	1,167,684
ICON PLC*	4,895	1,406,383
Illumina, Inc.*	9,400	1,225,854
Mettler-Toledo International, Inc.*	220	329,934
Thermo Fisher Scientific, Inc.	3,700	2,288,709
		7,883,913
Machinery — 0.7%
Deere & Co.	5,267	2,198,077
Flowserve Corp.	6,900	356,661
Tennant Co.	3,100	297,724
Westinghouse Air Brake Technologies Corp.	2,590	470,784
		3,323,246
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
MFA Financial, Inc.	11,500	146,280
Multi-Utilities — 0.7%
Avista Corp.	18,800	728,500
Black Hills Corp.	9,100	556,192
CMS Energy Corp.	11,700	826,371
DTE Energy Co.	8,900	1,142,849
		3,253,912
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 3.3%
Antero Resources Corp.*	5,300	$151,845
Cheniere Energy, Inc.	5,000	899,200
Chevron Corp.	1,700	250,359
ConocoPhillips	29,649	3,121,447
Devon Energy Corp.	15,300	598,536
Diamondback Energy, Inc.	7,000	1,206,800
Exxon Mobil Corp.	61,194	7,173,160
Phillips 66	7,800	1,025,310
Valero Energy Corp.	4,900	661,647
Williams Cos., Inc. (The)	4,100	187,165
		15,275,469
Passenger Airlines — 0.1%
SkyWest, Inc.*	3,100	263,562
Personal Care Products — 0.4%
Edgewell Personal Care Co.	1,600	58,144
Kenvue, Inc.	82,592	1,910,353
		1,968,497
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	4,172	215,859
Elanco Animal Health, Inc.*	22,400	329,056
Eli Lilly & Co.	5,281	4,678,649
Johnson & Johnson	17,163	2,781,436
Merck & Co., Inc.	17,728	2,013,192
Pfizer, Inc.	54,390	1,574,047
		11,592,239
Professional Services — 0.2%
Dun & Bradstreet Holdings, Inc.	85,167	980,272
Real Estate Management & Development — 0.0%
CoStar Group, Inc.*	1,000	75,440
Jones Lang LaSalle, Inc.*	300	80,943
		156,383
Residential REITs — 0.2%
Equity Residential	15,400	1,146,684
Semiconductors & Semiconductor Equipment — 10.9%
Analog Devices, Inc.	14,028	3,228,825
Applied Materials, Inc.	8,476	1,712,576
ASML Holding NV (Netherlands)	1,201	999,065
Broadcom, Inc.	9,000	1,552,500
Lam Research Corp.	2,592	2,115,279
Marvell Technology, Inc.	14,053	1,013,502
Micron Technology, Inc.	18,745	1,944,044
Monolithic Power Systems, Inc.	130	120,185
NVIDIA Corp.	240,364	29,189,804
NXP Semiconductors NV (China)	14,252	3,420,623
Onto Innovation, Inc.*	1,300	269,828
Photronics, Inc.*	2,350	58,186
Qorvo, Inc.*	900	92,970
QUALCOMM, Inc.	12,900	2,193,645
Teradyne, Inc.	11,000	1,473,230
Texas Instruments, Inc.	4,455	920,269
		50,304,531

A3

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Software — 10.4%
Adobe, Inc.*	1,155	$598,036
Check Point Software Technologies Ltd. (Israel)*	9,150	1,764,211
Gitlab, Inc. (Class A Stock)*	4,900	252,546
Informatica, Inc. (Class A Stock)*	21,600	546,048
Intapp, Inc.*	5,500	263,065
Intuit, Inc.	3,259	2,023,839
Microsoft Corp.	76,532	32,931,720
Oracle Corp.	18,569	3,164,158
Roper Technologies, Inc.	300	166,932
Salesforce, Inc.	13,131	3,594,086
ServiceNow, Inc.*	1,080	965,941
Teradata Corp.*	2,000	60,680
Verint Systems, Inc.*	18,900	478,737
Workday, Inc. (Class A Stock)*	600	146,646
Zoom Video Communications, Inc. (Class A Stock)*	14,200	990,308
		47,946,953
Specialized REITs — 0.5%
American Tower Corp.	9,371	2,179,320
Specialty Retail — 2.2%
AutoZone, Inc.*	525	1,653,771
Home Depot, Inc. (The)	6,780	2,747,256
Lowe’s Cos., Inc.	17,456	4,727,958
TJX Cos., Inc. (The)	9,651	1,134,378
		10,263,363
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	131,379	30,611,307
Dell Technologies, Inc. (Class C Stock)	2,900	343,766
Hewlett Packard Enterprise Co.	72,800	1,489,488
HP, Inc.	3,300	118,371
NetApp, Inc.	1,900	234,669
Seagate Technology Holdings PLC(a)	9,540	1,044,916
		33,842,517
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.*	720	114,804
G-III Apparel Group Ltd.*	19,000	579,880
LVMH Moet Hennessy Louis Vuitton SE (France)	1,334	1,023,013
		1,717,697
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	5,400	125,550
T-Mobile US, Inc.	2,700	557,172
		682,722

Total Common Stocks (cost $346,347,904)		441,327,361
Unaffiliated Exchange-Traded Funds — 2.9%
iShares Core S&P 500 ETF	13,517	7,796,876
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
SPDR S&P 500 ETF Trust	9,585	$5,499,490

Total Unaffiliated Exchange-Traded Funds (cost $10,596,814)		13,296,366

Total Long-Term Investments (cost $356,944,718)		454,623,727
Short-Term Investments — 1.9%
Affiliated Mutual Funds — 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	5,107,719	5,107,719
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $1,811,711; includes $1,794,601 of cash collateral for securities on loan)(b)(wb)	1,812,436	1,811,711

Total Affiliated Mutual Funds (cost $6,919,430)		6,919,430

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.3%
Federal Home Loan Bank
4.250%	10/01/24	1,557	1,556,787
(cost $1,557,000)
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
4.799%	12/19/24	240	237,628
(cost $237,503)

Total Short-Term Investments (cost $8,713,933)				8,713,845

TOTAL INVESTMENTS—100.3% (cost $365,658,651)				463,337,572

Liabilities in excess of other assets(z) — (0.3)%				(1,277,341)

Net Assets — 100.0%				$462,060,231

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

A4

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,772,607; cash collateral of $1,794,601 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
13	S&P 500 E-Mini Index	Dec. 2024	$3,779,263	$80,446
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5